Balance Sheets Parentheticals (USD $)	Mar. 31, 2013	Dec. 31, 2012
Parentheticals
Preferred Stock, par value	$ 0.001	$ 0.001
Preferred Stock, shares authorized	10,000,000	10,000,000
Common Stock, par value	$ 0.001	$ 0.001
Common Stock, shares authorized	100,000,000	100,000,000
Common Stock, shares issued	10,000,005	10,000,005
Common Stock, shares outstanding	10,000,005	10,000,005